T. ROWE PRICE Total Equity Market Index Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 10.2%
Diversified Telecommunication Services 1.0%
AT&T  388,913 10,505
ATN International  6,300 295
EchoStar, Class A (1) 6,880 175
Globalstar (1) 235,900 394
Iridium Communications (1) 16,500 658
Liberty Global, Class A (1) 9,307 277
Liberty Global, Series C (1) 17,925 528
Lumen Technologies  60,210 746
Verizon Communications  214,511 11,586
25,164
Entertainment 1.8%
Activision Blizzard  41,908 3,243
AMC Entertainment Holdings, Class A (1)(2) 16,045 611
Electronic Arts  16,000 2,276
Liberty Media-Liberty Formula One, Class A (1) 8,200 386
Liberty Media-Liberty Formula One, Class C (1) 17,800 915
Live Nation Entertainment (1) 10,372 945
Madison Square Garden Entertainment (1) 8,146 592
Madison Square Garden Sports (1) 1,533 285
Netflix (1) 24,241 14,795
Playtika Holding (1) 13,100 362
Roku (1) 6,507 2,039
Take-Two Interactive Software (1) 6,700 1,032
Walt Disney (1) 99,424 16,820
Warner Music Group, Class A  3,361 144
Zynga, Class A (1) 63,500 478
44,923
Interactive Media & Services 5.9%
Alphabet, Class A (1) 16,540 44,220
Alphabet, Class C (1) 15,391 41,022
Facebook, Class A (1) 131,800 44,732
fuboTV (1)(2) 15,000 359
IAC/InterActiveCorp (1) 4,600 599
Match Group (1) 14,923 2,343
Pinterest, Class A (1) 30,400 1,549
Snap, Class A (1) 52,543 3,881
Twitter (1) 43,200 2,609
Vimeo (1) 9,468 278
Zillow Group, Class A (1) 4,400 390
Zillow Group, Class C (1) 9,600 846

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies, Class A (1) 8,200 502
143,330
Media 1.3%
AMC Networks, Class A (1) 2,700 126
Cable One  570 1,034
Charter Communications, Class A (1) 7,947 5,782
Comcast, Class A  253,019 14,151
Discovery, Class A (1) 11,100 282
Discovery, Class C (1) 20,845 506
DISH Network, Class A (1) 11,730 510
Fox, Class A  16,861 676
Fox, Class B  12,766 474
Gray Television  15,400 351
Interpublic Group  16,839 618
Liberty Broadband, Class A (1) 4,000 673
Liberty Broadband, Class C (1) 10,002 1,727
Magnite (1)(2) 20,600 577
Meredith (1) 4,600 256
New York Times, Class A  7,500 370
News, Class A  32,096 755
Nexstar Media Group, Class A  4,667 709
Omnicom Group  8,700 630
Scholastic  5,300 189
Sirius XM Holdings (2) 52,000 317
TEGNA  9,600 189
ViacomCBS, Class B  31,804 1,257
32,159
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications  9,300 294
Telephone & Data Systems  6,000 117
T-Mobile U.S. (1) 34,145 4,362
4,773
Total Communication Services 250,349
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.3%
Aptiv (1) 14,900 2,220
Autoliv  4,000 343
BorgWarner  12,017 519
Goodyear Tire & Rubber (1) 24,600 435
Horizon Global (1) 19,120 134
Lear  3,800 595
Modine Manufacturing (1) 26,500 300
QuantumScape (1)(2) 20,600 506

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veoneer (1) 18,300 623
Visteon (1) 3,800 359
XPEL (1) 3,500 265
6,299
Automobiles 1.7%
Ford Motor (1) 200,861 2,844
General Motors (1) 66,200 3,490
Tesla (1) 43,355 33,621
Thor Industries  3,000 368
Winnebago Industries  10,900 790
41,113
Distributors 0.1%
Genuine Parts  7,500 909
LKQ (1) 15,000 755
Pool  2,105 914
2,578
Diversified Consumer Services 0.1%
Adtalem Global Education (1) 5,200 197
Bright Horizons Family Solutions (1) 5,284 737
Chegg (1) 10,500 714
Frontdoor (1) 8,450 354
H&R Block  12,400 310
Service Corp International  7,700 464
Strategic Education  2,500 176
Terminix Global Holdings (1) 6,800 283
3,235
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A (1) 15,500 2,600
Aramark  24,900 818
BJ's Restaurants (1) 5,700 238
Booking Holdings (1) 2,266 5,379
Boyd Gaming (1) 6,500 411
Caesars Entertainment (1) 13,410 1,506
Carnival (1) 45,900 1,148
Cheesecake Factory (1) 6,800 320
Chipotle Mexican Grill (1) 1,570 2,853
Chuy's Holdings (1) 7,800 246
Cracker Barrel Old Country Store  3,600 503
Darden Restaurants  7,300 1,106
Domino's Pizza  2,700 1,288
DraftKings, Class A (1)(2) 19,700 949
Expedia Group (1) 9,690 1,588
Hilton Grand Vacations (1) 5,040 240
Hilton Worldwide Holdings (1) 15,717 2,076

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jack in the Box  4,000 389
Las Vegas Sands (1) 18,500 677
Marriott International, Class A (1) 15,856 2,348
Marriott Vacations Worldwide  3,958 623
McDonald's  40,300 9,717
MGM Resorts International  19,600 846
Norwegian Cruise Line Holdings (1) 23,500 628
Papa John's International  4,700 597
Penn National Gaming (1) 10,326 748
Planet Fitness, Class A (1) 5,761 453
Royal Caribbean Cruises (1) 11,100 987
Scientific Games (1) 5,400 449
Six Flags Entertainment (1) 13,700 582
Starbucks  64,800 7,148
Travel + Leisure  9,530 520
Vail Resorts  2,100 701
Wendy's  17,675 383
Wingstop  3,000 492
Wyndham Hotels & Resorts  6,030 465
Wynn Resorts (1) 7,500 636
Yum! Brands  11,700 1,431
54,089
Household Durables 0.5%
DR Horton  18,600 1,562
Ethan Allen Interiors  12,500 296
Garmin  8,017 1,246
Helen of Troy (1) 1,800 404
Hovnanian Enterprises, Class A (1) 3,343 322
iRobot (1) 2,300 181
KB Home  14,500 564
La-Z-Boy  5,900 190
Leggett & Platt  8,900 399
Lennar, Class A  11,393 1,067
MDC Holdings  8,264 386
Meritage Homes (1) 4,700 456
Mohawk Industries (1) 3,331 591
Newell Brands  26,254 581
NVR (1) 210 1,007
PulteGroup  8,140 374
Taylor Morrison Home (1) 14,879 384
TopBuild (1) 4,333 888
Tri Pointe Homes (1) 21,200 446
Tupperware Brands (1) 11,300 239
Whirlpool  2,822 575
12,158

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Internet & Direct Marketing Retail 3.5%
Amazon.com (1) 23,745 78,003
DoorDash, Class A (1) 7,600 1,565
eBay  38,200 2,661
Etsy (1) 6,800 1,414
Overstock.com (1)(2) 3,000 234
PetMed Express (2) 8,700 234
Stamps.com (1) 1,800 594
Stitch Fix, Class A (1) 10,200 408
Wayfair, Class A (1)(2) 5,018 1,282
86,395
Leisure Products 0.2%
Brunswick  7,200 686
Hasbro  6,700 598
Mattel (1) 27,100 503
Peloton Interactive, Class A (1) 15,100 1,314
Polaris  3,200 383
YETI Holdings (1) 4,600 394
3,878
Multiline Retail 0.5%
Big Lots  6,800 295
Dollar General  14,600 3,097
Dollar Tree (1) 13,293 1,273
Nordstrom (1)(2) 13,700 362
Ollie's Bargain Outlet Holdings (1)(2) 3,500 211
Target  26,800 6,131
11,369
Specialty Retail 2.3%
Advance Auto Parts  3,850 804
American Eagle Outfitters (2) 25,850 667
AutoZone (1) 1,600 2,717
Bath & Body Works  13,500 851
Bed Bath & Beyond (1)(2) 8,100 140
Best Buy  10,700 1,131
Burlington Stores (1) 5,800 1,645
CarMax (1) 7,358 942
Carvana (1) 4,000 1,206
Conn's (1) 14,100 322
Container Store Group (1) 25,400 242
Dick's Sporting Goods  5,300 635
Floor & Decor Holdings, Class A (1) 6,900 833
Foot Locker  9,900 452
GameStop, Class A (1) 2,200 386
Group 1 Automotive  1,200 225

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Home Depot  57,150 18,760
Lithia Motors  1,300 412
Lowe's  38,600 7,830
Lumber Liquidators Holdings (1) 8,200 153
Murphy USA  2,000 335
O'Reilly Automotive (1) 4,900 2,994
Rent-A-Center  12,400 697
RH (1) 1,500 1,000
Ross Stores  21,900 2,384
Sleep Number (1) 3,650 341
TJX  66,300 4,375
Tractor Supply  7,000 1,418
Ulta Beauty (1) 3,500 1,263
Urban Outfitters (1) 6,800 202
Victoria's Secret (1) 3,200 177
Williams-Sonoma  5,600 993
56,532
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings (1) 14,400 697
Carter's  3,300 321
Columbia Sportswear  3,600 345
Crocs (1) 3,500 502
Deckers Outdoor (1) 1,568 565
Lululemon Athletica (1) 7,200 2,914
Movado Group  14,800 466
NIKE, Class B  69,900 10,152
PVH (1) 5,400 555
Rocky Brands  4,100 195
Skechers USA, Class A (1) 15,500 653
Tapestry  23,200 859
Unifi (1) 6,332 139
VF  20,200 1,353
19,716
Total Consumer Discretionary 297,362
CONSUMER STAPLES 5.1%
Beverages 1.2%
Boston Beer, Class A (1) 900 459
Brown-Forman, Class B  10,500 704
Celsius Holdings (1) 5,900 531
Coca-Cola  208,403 10,935
Coca-Cola Consolidated  1,550 611
Constellation Brands, Class A  8,600 1,812
Keurig Dr Pepper  36,200 1,237
Molson Coors Beverage, Class B  9,000 417

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monster Beverage (1) 20,700 1,839
PepsiCo  74,180 11,157
29,702
Food & Staples Retailing 1.2%
Casey's General Stores  3,000 565
Chefs' Warehouse (1) 10,700 348
Costco Wholesale  24,200 10,874
Kroger  43,100 1,742
Performance Food Group (1) 10,300 479
Rite Aid (1) 8,220 117
Sysco  28,900 2,269
U.S. Foods Holding (1) 23,300 808
United Natural Foods (1) 6,300 305
Walgreens Boots Alliance  37,000 1,741
Walmart  75,500 10,523
29,771
Food Products 0.9%
Archer-Daniels-Midland  29,672 1,781
Beyond Meat (1)(2) 3,400 358
Campbell Soup  8,800 368
Conagra Brands  40,325 1,366
Darling Ingredients (1) 9,600 690
Flowers Foods  23,833 563
Fresh Del Monte Produce  9,900 319
Freshpet (1) 3,334 476
General Mills  29,200 1,747
Hershey  3,200 542
Hormel Foods  17,600 722
Ingredion  5,200 463
J M Smucker  2,816 338
John B. Sanfilippo & Son  4,400 359
Kellogg  11,500 735
Kraft Heinz  33,730 1,242
Lamb Weston Holdings  11,702 718
McCormick  15,900 1,288
Mondelez International, Class A  77,076 4,484
Post Holdings (1) 3,120 344
Simply Good Foods (1) 15,500 534
Tootsie Roll Industries (2) 6,347 193
TreeHouse Foods (1) 9,454 377
Tyson Foods, Class A  18,354 1,449
21,456
Household Products 1.1%
Church & Dwight  15,800 1,305

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clorox  6,600 1,093
Colgate-Palmolive  49,200 3,718
Energizer Holdings  5,200 203
Kimberly-Clark  19,700 2,609
Procter & Gamble  126,393 17,670
26,598
Personal Products 0.2%
Edgewell Personal Care  5,284 192
Estee Lauder, Class A  13,500 4,049
Herbalife Nutrition (1) 7,700 326
4,567
Tobacco 0.5%
Altria Group  99,400 4,525
Philip Morris International  85,500 8,104
Vector Group  16,855 215
12,844
Total Consumer Staples 124,938
ENERGY 2.8%
Energy Equipment & Services 0.3%
Baker Hughes  36,900 912
ChampionX (1) 12,100 271
DMC Global (1) 8,500 314
ENGlobal (1)(2) 69,400 185
Halliburton  43,100 932
Helmerich & Payne  23,000 630
NOV (1) 64,277 843
Oceaneering International (1) 24,600 328
Schlumberger  77,193 2,288
TechnipFMC (1) 48,402 364
7,067
Oil, Gas & Consumable Fuels 2.5%
APA  25,986 557
Bonanza Creek Energy  8,200 393
Callon Petroleum (1) 6,100 299
Camber Energy (1)(2) 252,000 963
Cheniere Energy (1) 12,800 1,250
Chevron  104,703 10,622
Cimarex Energy (1) 15,944 1,390
CNX Resources (1) 24,900 314
ConocoPhillips  74,123 5,023
Coterra Energy  24,200 527
Devon Energy  57,168 2,030
Diamondback Energy  10,900 1,032

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dorian LPG  25,400 315
DT Midstream  6,891 319
EOG Resources  33,381 2,679
EQT (1) 21,900 448
Equitrans Midstream  23,300 236
Exxon Mobil  231,187 13,598
Hess  15,000 1,172
Kinder Morgan  89,892 1,504
Magnolia Oil & Gas, Class A  21,300 379
Marathon Petroleum  34,408 2,127
Murphy Oil  16,200 404
New Fortress Energy (2) 11,800 327
Occidental Petroleum  47,800 1,414
ONEOK  23,800 1,380
Par Pacific Holdings (1) 23,900 376
Phillips 66  23,774 1,665
Pioneer Natural Resources  12,000 1,998
Range Resources (1) 23,500 532
Renewable Energy Group (1) 6,968 350
SM Energy  10,000 264
Targa Resources  17,000 837
Tellurian (1) 37,900 148
Valero Energy  15,014 1,060
Williams  73,385 1,904
World Fuel Services  14,500 487
60,323
Total Energy 67,390
FINANCIALS 11.7%
Banks 4.5%
1st Source  9,964 471
Ameris Bancorp  5,753 298
BancorpSouth Bank  8,900 265
Bank of America  404,531 17,172
Bank of Hawaii  5,000 411
Bank OZK  6,200 266
BankUnited  13,400 560
Berkshire Hills Bancorp  19,600 529
Central Pacific Financial  15,500 398
CIT Group  11,600 603
Citigroup  109,684 7,698
Citizens Financial Group  23,200 1,090
Columbia Banking System  9,400 357
Comerica  13,316 1,072
Cullen/Frost Bankers  4,900 581

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Customers Bancorp (1) 4,000 172
CVB Financial  12,039 245
Dime Community Bancshares  9,800 320
East West Bancorp  9,692 752
Fifth Third Bancorp  48,890 2,075
First BanCorp Puerto Rico  47,600 626
First Business Financial Services  8,200 235
First Financial Bancorp  10,970 257
First Horizon  35,379 576
First Merchants  8,330 349
First Midwest Bancorp  8,000 152
First Republic Bank  8,200 1,582
Flushing Financial  9,350 211
Fulton Financial  33,074 505
Glacier Bancorp  7,100 393
Hancock Whitney  10,100 476
Home BancShares  16,400 386
Huntington Bancshares  113,909 1,761
JPMorgan Chase  162,747 26,640
KeyCorp  69,973 1,513
M&T Bank  6,869 1,026
National Bank Holdings, Class A  10,200 413
NBT Bancorp  10,700 387
Old National Bancorp  10,212 173
Pacific Premier Bancorp  15,200 630
Park National  3,215 392
Peoples Bancorp  15,345 485
People's United Financial  35,977 629
Pinnacle Financial Partners  5,100 480
PNC Financial Services Group  24,549 4,803
Popular  12,680 985
Prosperity Bancshares  4,400 313
Regions Financial  52,756 1,124
Renasant  7,175 259
S&T Bancorp  15,300 451
Seacoast Banking  12,900 436
Signature Bank  4,000 1,089
Simmons First National, Class A  9,588 283
SouthState  7,220 539
SVB Financial Group (1) 3,481 2,252
Synovus Financial  5,828 256
Towne Bank  12,500 389
Truist Financial  70,058 4,109
U.S. Bancorp  71,655 4,259
UMB Financial  6,096 590
United Bankshares  7,400 269

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Webster Financial  14,495 789
Wells Fargo  229,934 10,671
WesBanco  8,200 279
Western Alliance Bancorp  8,500 925
Zions Bancorp  8,501 526
111,208
Capital Markets 3.0%
Affiliated Managers Group  3,000 453
Ameriprise Financial  5,700 1,505
Apollo Global Management  12,700 782
Artisan Partners Asset Management, Class A  5,000 245
Bank of New York Mellon  47,060 2,440
BGC Partners, Class A  98,400 513
BlackRock  6,841 5,737
Blackstone Group  36,868 4,289
Cboe Global Markets  6,500 805
Charles Schwab  84,178 6,131
CME Group  21,108 4,082
Coinbase Global, Class A (1) 1,100 250
Donnelley Financial Solutions (1) 14,125 489
FactSet Research Systems  2,450 967
Franklin Resources  15,900 473
Goldman Sachs Group  18,488 6,989
Intercontinental Exchange  31,178 3,580
Invesco  30,900 745
Janus Henderson Group  9,941 411
Jefferies Financial Group  12,300 457
KKR  36,613 2,229
Lazard, Class A  8,800 403
LPL Financial Holdings  4,300 674
MarketAxess Holdings  3,000 1,262
Moody's  8,521 3,026
Morgan Stanley  79,211 7,708
Morningstar  1,700 440
MSCI  4,400 2,677
Nasdaq  6,800 1,313
Northern Trust  11,000 1,186
Raymond James Financial  10,387 958
S&P Global  12,600 5,354
SEI Investments  7,200 427
State Street  24,814 2,102
Tradeweb Markets, Class A  8,909 720
Virtus Investment Partners  2,975 923
Westwood Holdings Group  8,200 156
72,901

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.7%
Ally Financial  15,350 784
American Express  35,700 5,981
Capital One Financial  25,855 4,188
Credit Acceptance (1) 600 351
Discover Financial Services  17,800 2,187
LendingClub (1) 13,800 390
Navient  15,900 314
OneMain Holdings  7,500 415
Santander Consumer USA Holdings  7,300 304
SLM  43,600 767
Synchrony Financial  34,985 1,710
Upstart Holdings (1) 1,900 601
17,992
Diversified Financial Services 1.2%
Berkshire Hathaway, Class B (1) 97,900 26,721
Equitable Holdings  26,203 776
Voya Financial  11,500 706
28,203
Insurance 2.0%
Aflac  35,500 1,851
Alleghany (1) 696 435
Allstate  14,900 1,897
American Financial Group  5,750 724
American International Group  52,900 2,904
Aon, Class A  12,358 3,532
Arch Capital Group (1) 17,700 676
Arthur J Gallagher  10,600 1,576
Assurant  3,500 552
Athene Holding, Class A (1) 4,900 337
Axis Capital Holdings  9,100 419
Brown & Brown  9,300 516
BRP Group, Class A (1) 7,000 233
Chubb  25,366 4,401
Cincinnati Financial  9,669 1,104
CNA Financial  10,300 432
Erie Indemnity, Class A  2,000 357
Everest Re Group  2,200 552
Fidelity National Financial  16,896 766
First American Financial  10,785 723
Genworth Financial, Class A (1) 103,100 387
Globe Life  5,750 512
Hanover Insurance Group  4,700 609
Hartford Financial Services Group  25,800 1,812

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kemper  5,500 367
Loews  11,400 615
Markel (1) 620 741
Marsh & McLennan  29,164 4,416
MBIA (1) 24,000 308
MetLife  47,520 2,933
Old Republic International  14,687 340
Principal Financial Group  11,100 715
Progressive  31,285 2,828
Prudential Financial  18,100 1,904
Reinsurance Group of America  3,200 356
RenaissanceRe Holdings  3,592 501
Safety Insurance Group  4,900 388
Selective Insurance Group  5,500 415
Selectquote (1) 6,500 84
SiriusPoint (1) 26,716 247
State Auto Financial  5,400 275
Travelers  12,523 1,904
United Fire Group  12,300 284
Unum Group  26,500 664
Willis Towers Watson  7,306 1,698
49,290
Mortgage Real Estate Investment Trusts 0.2%
AG Mortgage Investment Trust, REIT  26,000 297
AGNC Investment, REIT  27,800 438
Annaly Capital Management, REIT  72,700 612
Ares Commercial Real Estate, REIT  13,200 199
Capstead Mortgage, REIT  57,300 383
Chimera Investment, REIT  45,500 676
Ellington Financial, REIT  7,800 143
Granite Point Mortgage Trust, REIT  22,200 292
New York Mortgage Trust, REIT  67,800 289
Redwood Trust, REIT  42,400 547
Starwood Property Trust, REIT  26,300 642
TPG RE Finance Trust, REIT  13,400 166
Two Harbors Investment, REIT (2) 79,800 506
5,190
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  14,300 164
MGIC Investment  22,400 335
New York Community Bancorp  26,787 345
Northfield Bancorp  14,400 247
Northwest Bancshares  27,100 360
PennyMac Financial Services  7,000 428
Radian Group  11,700 266

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Washington Federal  4,342 149
WSFS Financial  4,200 215
2,509
Total Financials 287,293
HEALTH CARE 13.5%
Biotechnology 2.7%
AbbVie  98,672 10,644
ACADIA Pharmaceuticals (1) 28,000 465
Acceleron Pharma (1) 6,200 1,067
Alkermes (1) 16,100 497
Alnylam Pharmaceuticals (1) 8,350 1,577
Altimmune (1)(2) 9,600 109
Amgen  31,760 6,754
AnaptysBio (1) 6,500 176
Anika Therapeutics (1) 6,000 255
Apellis Pharmaceuticals (1) 5,900 194
Arcturus Therapeutics Holdings (1)(2) 4,900 234
Beam Therapeutics (1) 5,800 505
Biogen (1) 9,634 2,726
BioMarin Pharmaceutical (1) 11,400 881
Bioxcel Therapeutics (1)(2) 4,700 143
Blueprint Medicines (1) 9,700 997
BrainStorm Cell Therapeutics (1)(2) 64,900 214
Celldex Therapeutics (1) 7,300 394
Cymabay Therapeutics (1) 71,100 260
Denali Therapeutics (1) 9,600 484
Eagle Pharmaceuticals (1) 8,355 466
Editas Medicine (1) 9,300 382
Exact Sciences (1) 10,900 1,040
Fate Therapeutics (1) 11,700 693
Gilead Sciences  67,220 4,695
Homology Medicines (1)(2) 24,000 189
Horizon Therapeutics (1) 12,600 1,380
iBio (1)(2) 134,900 143
IGM Biosciences (1) 4,200 276
ImmunityBio (1)(2) 19,800 193
Incyte (1) 10,345 712
Inovio Pharmaceuticals (1) 30,100 216
Insmed (1) 16,100 443
Intellia Therapeutics (1) 4,000 537
Invitae (1)(2) 13,400 381
Ionis Pharmaceuticals (1) 17,505 587
Ironwood Pharmaceuticals (1) 44,636 583
Lexicon Pharmaceuticals (1) 63,900 307

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ligand Pharmaceuticals (1) 2,300 320
Moderna (1) 19,200 7,389
Natera (1) 5,600 624
Neurocrine Biosciences (1) 8,600 825
Novavax (1) 4,200 871
Nurix Therapeutics (1) 5,400 162
Ocugen (1)(2) 22,000 158
OPKO Health (1) 45,100 165
Protagonist Therapeutics (1) 8,400 149
Prothena (1) 5,946 424
Radius Health (1) 17,700 220
RAPT Therapeutics (1) 4,300 134
Regeneron Pharmaceuticals (1) 5,800 3,510
Replimune Group (1) 10,300 305
Sangamo Therapeutics (1) 28,782 259
Sarepta Therapeutics (1) 8,932 826
Scholar Rock Holding (1)(2) 7,000 231
Seagen (1) 8,800 1,494
SpringWorks Therapeutics (1) 5,300 336
Stoke Therapeutics (1)(2) 10,800 275
TG Therapeutics (1) 15,600 519
Twist Bioscience (1) 4,900 524
Ultragenyx Pharmaceutical (1) 9,700 875
United Therapeutics (1) 2,500 461
Vertex Pharmaceuticals (1) 14,400 2,612
Vir Biotechnology (1) 7,036 306
Xencor (1) 15,000 490
66,263
Health Care Equipment & Supplies 3.6%
Abbott Laboratories  98,560 11,643
ABIOMED (1) 2,700 879
Accuray (1) 63,100 249
Align Technology (1) 4,100 2,728
Avanos Medical (1) 6,331 198
Baxter International  26,000 2,091
Becton Dickinson & Company  15,502 3,811
Boston Scientific (1) 78,039 3,386
Cerus (1) 39,600 241
Co-Diagnostics (1) 21,000 204
Cooper  3,700 1,529
CryoPort (1) 4,800 319
Danaher  35,500 10,808
DENTSPLY SIRONA  13,533 786
Dexcom (1) 6,100 3,336
Edwards Lifesciences (1) 35,320 3,999

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Envista Holdings (1) 9,300 389
Hologic (1) 15,444 1,140
ICU Medical (1) 2,000 467
IDEXX Laboratories (1) 4,800 2,985
Insulet (1) 4,500 1,279
Integra LifeSciences Holdings (1) 5,800 397
Intuitive Surgical (1) 6,600 6,561
LivaNova (1) 3,600 285
Masimo (1) 3,300 893
Medtronic  75,316 9,441
Nevro (1) 2,700 314
Novocure (1)(2) 5,400 627
OraSure Technologies (1) 26,700 302
Ortho Clinical Diagnostics Holdings (1) 7,290 135
Predictive Oncology (1)(2) 167,500 223
Quidel (1) 4,800 677
ResMed  8,200 2,161
Senseonics Holdings (1) 46,300 157
Shockwave Medical (1) 3,000 618
SiNtx Technologies (1)(2) 102,800 132
STAAR Surgical (1) 3,600 463
STERIS  6,495 1,327
Stryker  18,620 4,910
Surgalign Holdings (1) 164,400 179
Surmodics (1) 3,800 211
Teleflex  4,000 1,506
Vapotherm (1) 6,100 136
Varex Imaging (1) 26,160 738
West Pharmaceutical Services  4,000 1,698
Zimmer Biomet Holdings  11,346 1,661
88,219
Health Care Providers & Services 2.4%
Acadia Healthcare (1) 7,500 478
Amedisys (1) 2,600 388
AmerisourceBergen  6,964 832
AMN Healthcare Services (1) 6,352 729
Anthem  13,504 5,034
Brookdale Senior Living (1) 57,300 361
Cardinal Health  12,705 628
Centene (1) 30,488 1,900
Cigna  18,742 3,752
CorVel (1) 3,350 624
Covetrus (1) 15,560 282
CVS Health  67,648 5,741
DaVita (1) 4,398 511

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Encompass Health  7,000 525
Ensign Group  8,900 667
Guardant Health (1) 6,600 825
HCA Healthcare  14,062 3,413
HealthEquity (1) 5,500 356
Henry Schein (1) 8,100 617
Humana  7,200 2,802
Laboratory Corp. of America Holdings (1) 4,720 1,328
LHC Group (1) 1,900 298
McKesson  8,951 1,785
Molina Healthcare (1) 3,694 1,002
Option Care Health (1) 26,850 651
Pennant Group (1) 9,350 263
Psychemedics (1) 2,375 20
Quest Diagnostics  5,900 857
Select Medical Holdings  11,500 416
Surgery Partners (1) 3,633 154
Tivity Health (1) 8,907 205
U.S. Physical Therapy  3,000 332
UnitedHealth Group  50,022 19,546
Universal Health Services, Class B  6,900 955
58,277
Health Care Technology 0.3%
Cerner  15,600 1,100
Doximity, Class A (1) 2,700 218
Multiplan (1)(2) 30,000 169
NextGen Healthcare (1) 14,400 203
Omnicell (1) 5,800 861
Phreesia (1) 6,000 370
Teladoc Health (1) 7,600 964
Veeva Systems, Class A (1) 7,900 2,276
6,161
Life Sciences Tools & Services 1.4%
10X Genomics, Class A (1) 4,600 670
Adaptive Biotechnologies (1) 10,000 340
Agilent Technologies  19,087 3,007
Avantor (1) 28,382 1,161
Bio-Rad Laboratories, Class A (1) 1,200 895
Bio-Techne  2,200 1,066
Bruker  11,900 929
Charles River Laboratories International (1) 2,668 1,101
Illumina (1) 8,200 3,326
IQVIA Holdings (1) 10,525 2,521
Mettler-Toledo International (1) 1,300 1,791
Pacific Biosciences of California (1) 13,900 355

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PerkinElmer  6,435 1,115
PPD (1) 6,395 299
Repligen (1) 3,356 970
Thermo Fisher Scientific  21,878 12,500
Waters (1) 3,200 1,143
33,189
Pharmaceuticals 3.1%
Arvinas (1) 5,224 429
Bristol-Myers Squibb  120,062 7,104
Cassava Sciences (1) 3,600 223
Catalent (1) 10,400 1,384
Elanco Animal Health (1) 37,800 1,205
Eli Lilly  44,400 10,259
Jazz Pharmaceuticals (1) 3,200 417
Johnson & Johnson  138,275 22,331
Merck  137,034 10,293
Nektar Therapeutics (1) 32,300 580
Organon  8,323 273
Perrigo  7,998 379
Pfizer  308,096 13,251
Prestige Consumer Healthcare (1) 8,200 460
Theravance Biopharma (1)(2) 20,671 153
Timber Pharmaceuticals (1)(2) 134,700 123
Viatris  62,361 845
Zoetis  26,200 5,086
74,795
Total Health Care 326,904
INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings  10,500 457
Axon Enterprise (1) 4,700 823
Boeing (1) 29,700 6,532
BWX Technologies  8,075 435
General Dynamics  10,200 2,000
HEICO, Class A  6,575 779
Hexcel (1) 6,000 356
Howmet Aerospace  18,900 590
Huntington Ingalls Industries  1,600 309
L3Harris Technologies  12,101 2,665
Lockheed Martin  12,200 4,210
Northrop Grumman  8,495 3,059
Parsons (1) 4,800 162
Raytheon Technologies  79,799 6,860
Spirit AeroSystems Holdings, Class A  10,200 451

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textron  18,700 1,305
TransDigm Group (1) 2,800 1,749
Triumph Group (1) 27,400 510
Virgin Galactic Holdings (1) 11,600 293
33,545
Air Freight & Logistics 0.5%
CH Robinson Worldwide  10,047 874
Expeditors International of Washington  3,800 453
FedEx  14,100 3,092
GXO Logistics (1) 6,500 510
United Parcel Service, Class B  40,900 7,448
12,377
Airlines 0.3%
Alaska Air Group (1) 9,600 562
Allegiant Travel (1) 1,100 215
American Airlines Group (1) 31,000 636
Delta Air Lines (1) 36,700 1,564
JetBlue Airways (1) 37,300 570
Southwest Airlines (1) 33,785 1,738
United Airlines Holdings (1) 18,815 895
6,180
Building Products 0.6%
A.O. Smith  11,400 696
AAON  6,445 421
Allegion  6,066 802
Armstrong World Industries  3,647 348
Carlisle  2,600 517
Carrier Global  46,239 2,393
Fortune Brands Home & Security  7,600 680
Gibraltar Industries (1) 4,200 292
Johnson Controls International  38,135 2,596
Lennox International  2,400 706
Masco  16,900 939
Owens Corning  5,600 479
PGT Innovations (1) 21,200 405
Trane Technologies  13,300 2,296
Trex (1) 9,100 928
14,498
Commercial Services & Supplies 0.6%
ACCO Brands  35,967 309
Brady, Class A  6,500 330
Brink's  3,200 203
Cintas  4,857 1,849
Copart (1) 14,000 1,942

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoreCivic (1) 19,798 176
Covanta Holding  20,100 404
Harsco (1) 12,500 212
Herman Miller  6,500 245
HNI  8,000 294
IAA (1) 15,000 819
KAR Auction Services (1) 9,000 147
MSA Safety  2,200 320
Republic Services  11,897 1,428
Rollins  14,725 520
Stericycle (1) 8,800 598
Tetra Tech  4,525 676
UniFirst  1,400 298
VSE  3,600 173
Waste Management  17,860 2,668
13,611
Construction & Engineering 0.2%
Arcosa  5,500 276
Dycom Industries (1) 4,600 328
Fluor (1) 27,100 433
Granite Construction  12,950 512
MasTec (1) 7,350 634
Quanta Services  11,050 1,258
WillScot Mobile Mini Holdings (1) 29,685 941
4,382
Electrical Equipment 0.7%
AMETEK  12,825 1,590
AZZ  3,700 197
Beam Global (1)(2) 6,100 167
Blink Charging (1)(2) 7,100 203
Bloom Energy, Class A (1)(2) 18,100 339
Eaton  20,726 3,095
Emerson Electric  31,900 3,005
Energous (1)(2) 95,000 198
FuelCell Energy (1)(2) 42,000 281
Generac Holdings (1) 3,700 1,512
Hubbell  3,505 633
nVent Electric  11,046 357
Ocean Power Technologies (1)(2) 83,600 194
Pioneer Power Solutions  35,800 119
Plug Power (1) 33,300 850
Regal Rexnord  4,700 707
Rockwell Automation  7,200 2,117
Sensata Technologies Holding (1) 9,200 503
Sunrun (1) 11,400 502

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sunworks (1)(2) 18,500 114
Thermon Group Holdings (1) 10,400 180
Vicor (1) 2,700 362
Westwater Resources (1)(2) 42,800 153
17,378
Industrial Conglomerates 0.9%
3M  30,900 5,420
General Electric  62,590 6,449
Honeywell International  36,825 7,817
Roper Technologies  5,800 2,588
22,274
Machinery 1.8%
AGCO  5,100 625
Alamo Group  2,700 377
Barnes Group  10,800 451
Caterpillar  30,052 5,769
Chart Industries (1) 4,300 822
Colfax (1) 6,200 285
Cummins  8,500 1,909
Deere  17,100 5,730
Dover  5,000 777
EnPro Industries  2,768 241
ESCO Technologies  2,500 192
Flowserve  7,300 253
Fortive  21,550 1,521
Graco  13,661 956
Helios Technologies  3,200 263
Hyster-Yale Materials Handling  3,700 186
IDEX  4,627 957
Illinois Tool Works  16,300 3,368
Ingersoll Rand (1) 23,959 1,208
ITT  5,400 463
John Bean Technologies  5,509 774
Lincoln Electric Holdings  3,300 425
Meritor (1) 22,900 488
Middleby (1) 4,812 820
Mueller Water Products, Class A  27,004 411
Nordson  3,200 762
Otis Worldwide  22,569 1,857
PACCAR  24,162 1,907
Parker-Hannifin  7,013 1,961
RBC Bearings (1) 2,600 552
Snap-on  3,300 689
Stanley Black & Decker  7,580 1,329
Terex  6,100 257

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timken  5,100 334
Toro  7,700 750
Watts Water Technologies, Class A  3,200 538
Welbilt (1) 22,600 525
Westinghouse Air Brake Technologies  8,088 697
Woodward  2,800 317
Xylem  9,400 1,163
Zurn Water Solutions  15,500 996
43,905
Marine 0.0%
Matson  4,400 355
355
Professional Services 0.7%
Barrett Business Services  3,800 290
Booz Allen Hamilton Holding  11,566 918
CACI International, Class A (1) 1,100 288
Clarivate (1) 16,500 361
CoStar Group (1) 23,800 2,048
Dun & Bradstreet Holdings (1)(2) 12,100 203
Equifax  6,600 1,673
Forrester Research (1) 6,000 296
Franklin Covey (1) 9,600 392
FTI Consulting (1) 3,300 444
IHS Markit  19,337 2,255
Insperity  4,400 487
Jacobs Engineering Group  5,800 769
Korn Ferry  7,000 507
Leidos Holdings  7,700 740
ManpowerGroup  2,900 314
ManTech International, Class A  2,000 152
Mastech Digital (1) 19,002 323
Robert Half International  6,700 672
Science Applications International  2,300 197
TransUnion  14,500 1,628
TrueBlue (1) 8,600 233
Upwork (1) 9,300 419
Verisk Analytics  8,900 1,782
17,391
Road & Rail 1.0%
Avis Budget Group (1) 3,900 455
CSX  124,200 3,694
JB Hunt Transport Services  4,800 803
Kansas City Southern  5,100 1,380
Knight-Swift Transportation Holdings  8,650 443

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Landstar System  3,100 489
Lyft, Class A (1) 15,300 820
Norfolk Southern  14,600 3,493
Old Dominion Freight Line  6,250 1,787
Ryder System  5,300 438
Uber Technologies (1) 84,400 3,781
Union Pacific  36,455 7,146
Werner Enterprises  4,275 189
XPO Logistics (1) 6,500 517
Yellow (1) 31,500 178
25,613
Trading Companies & Distributors 0.3%
Air Lease  9,000 354
Beacon Roofing Supply (1) 6,100 291
Fastenal  29,800 1,538
GATX  2,700 242
GMS (1) 10,351 453
McGrath RentCorp  3,600 259
MSC Industrial Direct, Class A  5,100 409
NOW (1) 37,788 289
Rush Enterprises, Class A  4,500 203
United Rentals (1) 3,800 1,334
Univar Solutions (1) 10,900 260
Watsco  2,000 529
WW Grainger  2,300 904
7,065
Total Industrials & Business Services 218,574
INFORMATION TECHNOLOGY 26.9%
Communications Equipment 0.8%
ADTRAN  10,000 188
Arista Networks (1) 3,200 1,100
Ciena (1) 12,799 657
Cisco Systems  221,532 12,058
Extreme Networks (1) 52,628 518
F5 Networks (1) 3,200 636
Juniper Networks  22,280 613
Lumentum Holdings (1) 5,248 439
Motorola Solutions  8,494 1,973
Ubiquiti  900 269
Viasat (1) 11,700 644
19,095
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  34,800 2,548

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arrow Electronics (1) 2,700 303
Avnet  7,548 279
Belden  4,100 239
CDW  7,500 1,365
Cognex  9,600 770
Coherent (1) 1,194 299
Corning  44,810 1,635
FARO Technologies (1) 4,500 296
II-VI (1) 6,127 364
Insight Enterprises (1) 3,650 329
IPG Photonics (1) 1,900 301
Keysight Technologies (1) 13,643 2,242
Knowles (1) 19,600 367
Littelfuse  1,900 519
MicroVision (1)(2) 16,400 181
Napco Security Technologies (1) 9,257 399
National Instruments  11,550 453
Plexus (1) 4,700 420
Sanmina (1) 3,602 139
TE Connectivity  16,938 2,324
Teledyne Technologies (1) 4,023 1,728
Trimble (1) 12,900 1,061
TTM Technologies (1) 39,100 492
Vishay Intertechnology  13,620 274
Vontier  8,300 279
Zebra Technologies, Class A (1) 2,850 1,469
21,075
IT Services 5.1%
Accenture, Class A  35,689 11,418
Affirm Holdings (1) 3,400 405
Akamai Technologies (1) 8,200 858
Alliance Data Systems  3,200 323
Automatic Data Processing  22,900 4,578
Broadridge Financial Solutions  8,525 1,421
Cloudflare, Class A (1) 10,700 1,205
Cognizant Technology Solutions, Class A  28,500 2,115
DXC Technology (1) 13,700 460
EPAM Systems (1) 4,100 2,339
Euronet Worldwide (1) 6,800 865
Fastly, Class A (1)(2) 5,800 234
Fidelity National Information Services  34,091 4,148
Fiserv (1) 36,696 3,981
FleetCor Technologies (1) 6,400 1,672
Gartner (1) 4,888 1,485
Genpact  12,900 613

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Payments  15,439 2,433
GoDaddy, Class A (1) 11,300 788
Hackett Group  7,020 138
International Business Machines  47,590 6,612
Jack Henry & Associates  4,200 689
Kratos Defense & Security Solutions (1) 18,817 420
LiveRamp Holdings (1) 5,200 246
Mastercard, Class A  48,505 16,864
Maximus  5,200 433
MongoDB (1) 3,700 1,745
Okta (1) 6,852 1,626
Paychex  16,187 1,820
PayPal Holdings (1) 64,900 16,888
Snowflake, Class A (1) 12,600 3,811
Square, Class A (1) 21,694 5,203
Twilio, Class A (1) 9,386 2,995
VeriSign (1) 5,800 1,189
Visa, Class A  92,760 20,662
Western Union  29,151 589
WEX (1) 2,700 475
123,746
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (1) 67,900 6,987
Analog Devices  26,771 4,484
Applied Materials  51,178 6,588
Broadcom  22,549 10,935
Cirrus Logic (1) 4,187 345
CMC Materials  2,544 313
Cohu (1) 7,927 253
Diodes (1) 5,362 486
Enphase Energy (1) 7,800 1,170
Entegris  13,092 1,648
First Solar (1) 4,800 458
Intel  220,520 11,749
KLA  8,540 2,857
Lam Research  7,836 4,460
Lattice Semiconductor (1) 9,600 621
Marvell Technology  45,116 2,721
Microchip Technology  15,894 2,440
Micron Technology  62,569 4,441
MKS Instruments  2,600 392
Monolithic Power Systems  2,928 1,419
NVIDIA  137,400 28,464
NXP Semiconductors  15,388 3,014
ON Semiconductor (1) 23,230 1,063

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onto Innovation (1) 4,500 325
Power Integrations  4,700 465
Qorvo (1) 6,400 1,070
QUALCOMM  61,900 7,984
Semtech (1) 8,300 647
SiTime (1) 2,700 551
Skyworks Solutions  9,179 1,513
SolarEdge Technologies (1) 2,900 769
Teradyne  9,273 1,012
Texas Instruments  51,000 9,803
Wolfspeed (1)(2) 7,700 622
Xilinx  14,200 2,144
124,213
Software 9.7%
Adobe (1) 26,580 15,303
Alteryx, Class A (1) 5,600 409
Anaplan (1) 10,000 609
ANSYS (1) 4,941 1,682
Appian (1)(2) 3,200 296
Asana, Class A (1) 4,500 467
Aspen Technology (1) 5,700 700
Autodesk (1) 12,300 3,508
Avalara (1) 5,200 909
Bill.com Holdings (1) 3,600 961
Black Knight (1) 10,363 746
Cadence Design Systems (1) 18,800 2,847
CDK Global  8,547 364
Cerence (1) 4,337 417
Ceridian HCM Holding (1) 9,400 1,059
Citrix Systems  9,070 974
CommVault Systems (1) 6,000 452
Cornerstone OnDemand (1) 9,700 555
Coupa Software (1) 4,700 1,030
Crowdstrike Holdings, Class A (1) 11,042 2,714
Datadog, Class A (1) 12,300 1,739
Digital Turbine (1) 8,600 591
DocuSign (1) 10,700 2,755
Dolby Laboratories, Class A  4,900 431
Dynatrace (1) 12,300 873
Fair Isaac (1) 1,572 626
Five9 (1) 4,800 767
Fortinet (1) 9,400 2,745
Guidewire Software (1) 5,100 606
HubSpot (1) 3,200 2,163
InterDigital  3,600 244

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  15,100 8,147
J2 Global (1) 2,900 396
Mandiant (1) 16,700 297
Manhattan Associates (1) 7,000 1,071
Medallia (1) 7,400 251
Microsoft  411,130 115,906
MicroStrategy, Class A (1)(2) 600 347
nCino (1) 3,100 220
NCR (1) 7,800 302
New Relic (1) 7,600 545
NortonLifeLock  38,664 978
Nuance Communications (1) 16,200 892
Oracle  95,900 8,356
PagerDuty (1) 6,500 269
Palantir Technologies, Class A (1) 95,300 2,291
Palo Alto Networks (1) 5,300 2,539
Paycom Software (1) 3,137 1,555
Paylocity Holding (1) 3,900 1,094
Pegasystems  3,000 381
PTC (1) 8,480 1,016
RingCentral, Class A (1) 4,700 1,022
salesforce.com (1) 54,359 14,743
ServiceNow (1) 11,000 6,845
Smartsheet, Class A (1) 10,500 723
Splunk (1) 9,025 1,306
SS&C Technologies Holdings  12,270 852
Synopsys (1) 10,319 3,090
Trade Desk, Class A (1) 25,000 1,758
Tyler Technologies (1) 2,150 986
UiPath, Class A (1) 13,600 715
Unity Software (1) 2,000 252
VMware, Class A (1)(2) 4,700 699
Workday, Class A (1) 11,400 2,849
Workiva (1) 3,300 465
Zendesk (1) 9,300 1,082
Zoom Video Communications, Class A (1) 12,300 3,216
Zscaler (1) 4,500 1,180
238,178
Technology Hardware, Storage & Peripherals 5.3%
Apple  854,836 120,959
Dell Technologies, Class C (1) 12,473 1,298
Hewlett Packard Enterprise  78,499 1,119
HP  73,918 2,022
NetApp  13,100 1,176
Pure Storage, Class A (1) 25,000 629

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seagate Technology Holdings  13,600 1,122
Turtle Beach (1) 13,300 370
Western Digital (1) 16,975 958
Xerox Holdings  23,971 484
130,137
Total Information Technology 656,444
MATERIALS 2.6%
Chemicals 1.6%
Air Products & Chemicals  12,200 3,125
Albemarle  7,200 1,577
Amyris (1) 29,800 409
Axalta Coating Systems (1) 11,200 327
Cabot  6,000 301
Celanese  8,340 1,256
CF Industries Holdings  19,340 1,080
Chemours  19,081 554
Corteva  40,555 1,707
Dow  38,655 2,225
DuPont de Nemours  27,761 1,887
Eastman Chemical  6,500 655
Ecolab  13,200 2,754
Ferro (1) 15,300 311
FMC  6,400 586
HB Fuller  4,200 271
Huntsman  20,279 600
Ingevity (1) 3,512 251
International Flavors & Fragrances  12,875 1,722
Linde  28,700 8,420
LyondellBasell Industries, Class A  12,500 1,173
Minerals Technologies  8,400 587
PPG Industries  15,943 2,280
Quaker Chemical (2) 1,100 261
RPM International  10,900 846
Scotts Miracle-Gro  2,500 366
Sherwin-Williams  13,500 3,776
Stepan  1,700 192
Valvoline  15,987 498
39,997
Construction Materials 0.1%
Eagle Materials  2,598 341
Martin Marietta Materials  3,800 1,298
Vulcan Materials  7,566 1,280
2,919

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.4%
Amcor  79,300 919
AptarGroup  6,800 812
Avery Dennison  4,800 995
Ball  18,000 1,619
Berry Global Group (1) 6,200 377
Crown Holdings  5,800 585
International Paper  18,784 1,050
Myers Industries  17,660 346
O-I Glass (1) 22,200 317
Packaging Corp. of America  7,400 1,017
Sealed Air  18,600 1,019
Sonoco Products  3,600 214
Westrock  16,376 816
10,086
Metals & Mining 0.5%
Arconic (1)(2) 8,575 270
Carpenter Technology  17,200 563
Cleveland-Cliffs (1)(2) 46,100 913
Commercial Metals  11,800 359
Compass Minerals International  7,000 451
Freeport-McMoRan  79,500 2,586
Hecla Mining  60,500 333
Newmont  38,100 2,069
Nucor  15,800 1,556
Reliance Steel & Aluminum  4,000 570
Royal Gold  5,700 544
Steel Dynamics  10,000 585
TimkenSteel (1) 28,100 368
11,167
Paper & Forest Products 0.0%
Clearwater Paper (1) 3,264 125
Domtar (1) 7,166 391
Louisiana-Pacific  10,400 638
1,154
Total Materials 65,323
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.1%
Acadia Realty Trust, REIT  11,600 237
Agree Realty, REIT  8,800 583
Alexandria Real Estate Equities, REIT  7,800 1,490
American Campus Communities, REIT  15,300 741
American Tower, REIT  25,620 6,800

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apartment Income REIT, REIT  13,462 657
Apple Hospitality REIT, REIT  14,800 233
AvalonBay Communities, REIT  6,886 1,526
Boston Properties, REIT  5,700 618
Camden Property Trust, REIT  6,500 959
Chatham Lodging Trust, REIT (1) 28,900 354
City Office REIT, REIT  17,800 318
CoreSite Realty, REIT  2,800 388
Cousins Properties, REIT  15,560 580
Crown Castle International, REIT  22,937 3,975
CubeSmart, REIT  25,400 1,231
CyrusOne, REIT  2,350 182
Digital Realty Trust, REIT  14,550 2,102
Douglas Emmett, REIT  12,900 408
Duke Realty, REIT  19,700 943
EastGroup Properties, REIT  2,600 433
EPR Properties, REIT  15,900 785
Equinix, REIT  4,856 3,837
Equity Commonwealth, REIT (1) 11,327 294
Equity LifeStyle Properties, REIT  13,200 1,031
Equity Residential, REIT  16,800 1,359
Essex Property Trust, REIT  3,694 1,181
Extra Space Storage, REIT  6,900 1,159
Federal Realty Investment Trust, REIT  2,900 342
First Industrial Realty Trust, REIT  11,000 573
Four Corners Property Trust, REIT  18,413 495
Gaming & Leisure Properties, REIT  10,260 475
GEO Group, REIT  19,415 145
Getty Realty, REIT  9,242 271
Gladstone Commercial, REIT  10,000 210
Healthpeak Properties, REIT  18,100 606
Hersha Hospitality Trust, REIT (1) 25,200 235
Highwoods Properties, REIT  8,900 390
Host Hotels & Resorts, REIT (1) 71,919 1,174
Innovative Industrial Properties, REIT (2) 3,100 717
Invitation Homes, REIT  27,383 1,050
Iron Mountain, REIT  18,033 784
JBG SMITH Properties, REIT  10,982 325
Kilroy Realty, REIT  7,100 470
Kimco Realty, REIT  68,048 1,412
Kite Realty Group Trust, REIT  15,600 318
Lamar Advertising, Class A, REIT  6,700 760
Macerich, REIT  23,200 388
Mid-America Apartment Communities, REIT  6,943 1,297
Monmouth Real Estate Investment, REIT  17,582 328
National Retail Properties, REIT  5,100 220

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Storage Affiliates Trust, REIT  7,000 369
One Liberty Properties, REIT  9,798 299
Pebblebrook Hotel Trust, REIT  7,879 177
Preferred Apartment Communities, Class A, REIT  25,900 317
Prologis, REIT  39,208 4,918
Public Storage, REIT  7,194 2,137
Rayonier, REIT  11,440 408
Realty Income, REIT  16,500 1,070
Regency Centers, REIT  7,300 491
Retail Opportunity Investments, REIT  30,600 533
Ryman Hospitality Properties, REIT (1) 5,068 424
Safehold, REIT  1,900 137
SBA Communications, REIT  5,700 1,884
Seritage Growth Properties, Class A, REIT (1)(2) 17,300 257
Simon Property Group, REIT  17,838 2,318
SITE Centers, REIT  42,500 656
SL Green Realty, REIT  9,455 670
STAG Industrial, REIT  23,100 907
Sun Communities, REIT  6,186 1,145
Terreno Realty, REIT  9,500 601
UDR, REIT  7,379 391
Urban Edge Properties, REIT  42,492 778
Ventas, REIT  18,218 1,006
VEREIT, REIT  26,175 1,184
VICI Properties, REIT  21,700 616
Vornado Realty Trust, REIT  6,178 260
Washington Real Estate Investment Trust, REIT  16,500 408
Welltower, REIT  23,000 1,895
Weyerhaeuser, REIT  42,325 1,505
Whitestone REIT, REIT  45,800 448
WP Carey, REIT  17,300 1,264
76,862
Real Estate Management & Development 0.2%
CBRE Group, Class A (1) 17,900 1,743
Jones Lang LaSalle (1) 2,500 620
Newmark Group, Class A  19,318 276
Opendoor Technologies, Class A (1)(2) 28,100 577
Redfin (1) 9,800 491
RMR Group, Class A  3,631 122
St. Joe  8,500 358
4,187
Total Real Estate 81,049

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 2.2%
Electric Utilities 1.4%
ALLETE  8,833 526
Alliant Energy  10,900 610
American Electric Power  27,840 2,260
Duke Energy  37,802 3,689
Edison International  19,000 1,054
Entergy  8,500 844
Evergy  10,665 663
Eversource Energy  19,924 1,629
Exelon  56,822 2,747
FirstEnergy  25,895 923
Hawaiian Electric Industries  14,400 588
IDACORP  6,500 672
MGE Energy  7,500 551
NextEra Energy  107,200 8,417
OGE Energy  13,600 448
Otter Tail  8,700 487
PG&E (1) 83,400 801
Pinnacle West Capital  12,700 919
PPL  31,700 884
Southern  56,900 3,526
Xcel Energy  27,630 1,727
33,965
Gas Utilities 0.1%
Atmos Energy  6,100 538
National Fuel Gas  8,900 467
ONE Gas  7,600 482
South Jersey Industries  6,100 130
Spire  10,700 655
UGI  13,800 588
2,860
Independent Power & Renewable Electricity Producers 0.0%
AES  34,355 784
Vistra  28,300 484
1,268
Multi-Utilities 0.6%
Ameren  15,000 1,215
Avista  14,200 555
Black Hills  6,400 402
CenterPoint Energy  27,200 669
CMS Energy  18,200 1,087
Consolidated Edison  14,800 1,074

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dominion Energy  49,502 3,615
DTE Energy  4,083 456
NiSource  25,408 616
Public Service Enterprise Group  28,500 1,736
Sempra Energy  17,051 2,157
WEC Energy Group  17,408 1,535
15,117
Water Utilities 0.1%
American States Water  6,500 556
American Water Works  10,800 1,826
Cadiz (1) 22,900 161
California Water Service Group  8,125 479
Essential Utilities  13,346 615
3,637
Total Utilities 56,847
Total Common Stocks (Cost $1,112,020) 2,432,473
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 9,144,513 9,145
9,145
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.04%, 12/30/21 (5) 2,010,000 2,009
2,009
Total Short-Term Investments (Cost $11,154) 11,154

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 1,326,056 13,261
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 13,261
Total Securities Lending Collateral (Cost $13,261) 13,261
Total Investments in Securities 100.5%
(Cost $1,136,435) $ 2,456,888
Other Assets Less Liabilities (0.5)% (11,019)
Net Assets 100.0% $ 2,445,869
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
(5) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 12/21 1,981 $ (31)
Long, 46 S&P 500 E-Mini Index contracts 12/21 9,885 (387)
Net payments (receipts) of variation margin to date 279
Variation margin receivable (payable) on open futures contracts $ (139)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 21,896  ¤  ¤ $ 9,145
T. Rowe Price Short-Term Fund,
0.07% 23,084  ¤  ¤ 13,261
Total $ 22,406^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,406.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Total Equity Market Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Total Equity Market Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F123-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,432,473 $ — $ — $ 2,432,473
Short-Term Investments 9,145 2,009 — 11,154
Securities Lending Collateral 13,261 — — 13,261
Total $ 2,454,879 $ 2,009 $ — $ 2,456,888
Liabilities
Futures Contracts* $ 418 $ — $ — $ 418
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.